UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Levy Harkins & Co. Inc.
                                 Address: 570 Lexington Avenue, 27th Fl.,
                                          New York, NY 10022

                                 13F File Number: 06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia La Scalzo
Title: Office Manager
Phone: 212-888-3030

Signature,                               Place,             and Date of Signing:


/s/ Lucia La Scalzo                      570 Lex, NYC 10022  1/8/04
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $186,906


List of Other Included Managers:

FORM 13F INFORMATION TABLE

      I                          II              III             IV            V          VI           VII             VIII
Name of Issuer             Title of Class    CUSIP           valuex$1000     Shares   Discretion   Other Manag.   Voting Authority.
--------------             --------------    -----           -----------     ------   ----------   ------------   -----------------
American Express           COM               025816 10 9       11,001       228,097   Sole         None           None
American Int.l Group       COM               026874 10 7        9,793       147,747   Sole         None           None
Asia Satellite Telecom.    Sponsored ADR     04516X 10 6        1,049        55,260   Sole         None           None
Berkshire Hathaway         CL B              084670 20 7       21,946        7,796    Sole         None           None
Bear, Stearns & Co.        COM               073902 10 8       16,974       212,310   Sole         None           None
Boeing Company             COM               097023 10 5        6,094       144,625   Sole         None           None
Cabot Corporation          COM               127055 10 1        4,916       154,395   Sole         None           None
Countrywide Finan. Co.     COM               222372 10 4       17,090       225,320   Sole         None           None
Echostar Comm.             CL A              278762 10 9       22,911       673,857   Sole         None           None
Ethan Allen Interiors      COM               297602 10 4        8,149       194,587   Sole         None           None
Fidelity National Fin.     COM               316326 10 7       14,987       386,455   Sole         None           None
Gannett Incorporated       COM               364730 10 1       10,869       121,905   Sole         None           None
Geron Corporation          COM               374163 10 3        3,059       306,793   Sole         None           None
Moody's Corporation        COM               615369 10 5       10,195       168,378   Sole         None           None
Qualcomm Inc.              COM               747525 10 3        9,401       174,322   Sole         None           None
Regis Corp                 COM               758932 10 7       10,870       275,048   Sole         None           None
Scotts CO                  CL A              810186 10 6        7,249       122,530   Sole         None           None
Traffix, Inc.              COM               892721 10 1         353         64,750   Sole         None           None